Adoption of IFRS 16 - Leases in the Balance Sheet and Leases in the Income Statement (Details) - EUR (€) € in Millions		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Leases in the Balance Sheet
Total right-of-use assets	€ 1,967	€ 1,967
Non-current assets	€ 45,002	45,002	€ 34,881
Right-of-use assets as % of non-current assets	4.00%
Current lease liabilities	€ 389	389
Current financial liabilities	€ 3,273	3,273	1,125
Current lease liabilities as % of current financial liabilities	12.00%
Non-current lease liabilities	€ 1,814	1,814
Non-current financial liabilities	€ 12,923	12,923	€ 10,553
Non-current lease liabilities as % of non-current financial liabilities	14.00%
Leases in the Income Statement [Abstract]
Lease expenses within operating profit - Depreciation of right-of-use assets		396
Lease expenses within finance income, net - Interest expense on lease liabilities		55
Land and buildings
Leases in the Balance Sheet
Total right-of-use assets	€ 1,929	1,929
Other Property, Plant and Equipment
Leases in the Balance Sheet
Total right-of-use assets	€ 38	€ 38